Financial instruments - Fair values and risk management - Reconciliation of Level 3 fair values (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at January 1	$ 20,405	$ 17,538
Additions	129	10,002
Changes in fair value recognized in profit or loss	(8,869)	(7,135)
Balance at December 31	$ 11,665	$ 20,405